Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Asia
Segment Reporting [Line Items]
Concentration percentage	38.00%	33.00%	42.00%	16.00%
Americas
Segment Reporting [Line Items]
Concentration percentage	48.00%	42.00%	44.00%	9.00%
Europe
Segment Reporting [Line Items]
Concentration percentage	14.00%	25.00%	14.00%	75.00%